UNITED STATES
                        SECURITIES AND EXCHANGE COMMISSION
                              Washington, D.C.  20549

                                       FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2009
Check here if Amendment: [__] ; Amendment Number: [__]
  This Amendment (Check only one.) [__] is a restatement.
                                   [__]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Grand-Jean Capital Management, Inc.
Address: One Market - Steuart Tower
         Suite 2600
         San Francisco, CA  94105

Form 13F File Number:   28-11164

The institutional investment manager filing this report and the person by whom it is signed hereby represent that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this Form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Crystal Smolinski
Title:      Chief Compliance Officer
Phone:      (415) 512-8512

Signature, Place and Date of Signing:



Crystal Smolinski                   San Francisco, CA       August 13, 2009


Report Type (Check only one.):
XX 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
___ 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
___ 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:              0

Form 13F Information Table Entry Total:         49

Form 13F Information Table Value Total:         140,012 x 1000


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE




NAME OF ISSUER          TITLE OF            VALUE                SH/   PUT/  INV.     OTHER
                        CLASS    CUSIP      X1000     SHARES     PRN   CALL  DISC.    MGR          VOTING AUTH
                                                                                             SOLE        SHR    NONE

Abbott Labs               COM     002824100       663     14,100 SH          Sole                14,100
American Tower Corp       COM     029912201     9,347    296,439 SH          Sole               296,439
Amgen Incorporated        COM     031162100     1,230     23,240 SH          Sole                23,240
Arch Capital              COM     G0450A105     6,789    115,887 SH          Sole               115,887
Arch Capital Gp A Pfd     PFD     G0450A147     3,079    140,127 SH          Sole               140,127
Barclays Bank Ipath Etn   COM     06738C786       426     17,000 SH          Sole                17,000
Betawave Corp             COM     08660F100        12    124,330 SH          Sole               124,330
Berkshire Hathaway B      CL B     84670207     7,549      2,607 SH          Sole                 2,607
BP plc                    COM     055622104       226      4,746 SH          Sole                 4,746
Burlington Northern       COM     12189T104     7,055     95,930 SH          Sole                95,930
Santa Fe
CapitalSource Inc.        COM     14055X102       642    131,500 SH          Sole               131,500
ChevronTexaco Corp        COM     166764100       210      3,171 SH          Sole                 3,171
Cisco Systems Inc.        COM     17245R102       551     29,550 SH          Sole                29,550
Citigroup Inc             COM     172967101       149     50,000 SH          Sole                50,000
Comcast Corp Class A      CL A    20030N101     5,772    399,150 SH          Sole               399,150
Comcast Corp Cl A         CL A    20030N200       546     38,718 SH          Sole                38,718
Special New
Covanta Holding Corp      COM      2228E102     4,564    269,075 SH          Sole               269,075
Crown Holdings Inc        COM     228368106     6,721    278,400 SH          Sole               278,400
Daimler A G               COM     D1668R123       218      6,000 SH          Sole                 6,000
Deustsche Bank New        COM     D18190898       305      5,000 SH          Sole                 5,000
Enterprise Prod           COM     293792107       747     29,950 SH          Sole                29,950
Partners LP
Exxon Mobil Corp          COM     30231G102     1,474     21,090 SH          Sole                21,090
Gilead Sciences Inc       COM     375558103     1,681     35,896 SH          Sole                35,896
Gunther International     COM     403203102         3     10,000 SH          Sole                10,000
LTD
Illinois Tool Works       COM     452308109     4,839    129,600 SH          Sole               129,600
International Business    COM     459200101       935      8,954 SH          Sole                 8,954
Machines
Johnson & Johnson         COM     478160104       728     12,810 SH          Sole                12,810
Common
JP Morgan Chase           COM     46625H100     6,121    179,445 SH          Sole               179,445
Knology Inc               COM     499183804     3,070    355,703 SH          Sole               355,703
Kraft Foods Inc           COM     50075N104     4,686    184,928 SH          Sole               184,928
Lamar Advertaising Co A   COM     512815101     1,311     85,855 SH          Sole                85,855
Lowes Corporation         COM     540424108       247      9,000 SH          Sole                 9,000
Martin Marietta Martls    COM     573284106     1,004     12,725 SH          Sole                12,725
Microsoft Inc             COM     594918104     4,791    201,550 SH          Sole               201,550
Monsanto                  COM     67060Q108     6,157     82,820 SH          Sole                82,820
Oracle Corp               COM     68389X105     4,561    212,952 SH          Sole               212,952
Pepsico Inc               COM     713448108     9,902    180,166 SH          Sole               180,166
Plains All American       COM     726503105       363      8,525 SH          Sole                 8,525
Pipel
Powershares DB US         COM     73936D206       294     11,000 SH          Sole                11,000
Dollar Tr
Procter & Gamble Co       COM     742718109     7,115    139,240 SH          Sole               139,240
Qualcomm                  COM     747525103     4,684    103,637 SH          Sole               103,637
Schlumberger              COM     806857108     8,285    153,115 SH          Sole               153,115
Town Sports               COM     89214A102       107     28,400 SH          Sole                28,400
International Holding
Washington Post Co Cl B   CL B    939640108     3,050      8,661 SH          Sole                 8,661
Wave Systems Corp Cl A    CL A    943526301        11     10,000 SH          Sole                10,000
new
Wells Fargo & Co. New     COM     949746101       265     10,925 SH          Sole                10,925
Del.
Williams Pipeline Ptnrs   COM     96950K103       699     38,700 SH          Sole                38,700
Willis Lease Finance      COM     970646105       747     56,905 SH          Sole                56,905
Corp
XTO Energies Inc.         COM     98385x106     6,723    176,265 SH          Sole               176,265

